SUPPLEMENT DATED JULY 2, 2024

To the Prospectuses and Summary Prospectuses dated May 1, 2024 for

New York Life Insurance and Annuity Corporation (“NYLIAC”)

Corporate Executive Series Variable Universal Life Insurance Policies

CorpExec VUL II-V (“CEVUL II-V”)

CorpExec VUL VI (“CEVUL VI”)

and

CorpExec VUL Plus (“CEVUL Plus”)

and

to the Prospectus dated May 1, 2019, as amended, for

NYLIAC CorpExec Accumulator Variable Universal Life (“CEAVUL”)

and

to the Prospectus dated May 1, 2015, as amended, for

NYLIAC Corporate Sponsored Variable Universal Life (“CSVUL”)

INVESTING IN

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the prospectuses, initial summary prospectuses, and updating summary prospectuses, as amended (each a “Prospectus,” and together, the “Prospectuses”), for the variable universal life policies referenced above offered through the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to inform you of certain changes to the (i) VanEck VIP Emerging Markets Bond Fund – Initial Class (Section I); (ii) Fidelity Variable Insurance Products (Section II); (iii) Minimum total operating expenses deducted from the Eligible Portfolios (before any fee waiver or expense reimbursement during the year ended December 31, 2023) (Section III); (iv) Davis Funds (Section IV); and (v) MainStay VP Funds Trust and MainStay Portfolios (Sections V-VI) listed in the Prospectuses:

Keeping this purpose in mind, please note the following:

I.	Effective as of June 26, 2024 for CEAVUL, CEVUL II-V, and CEVUL VI:

1.	The VanEck VIP Emerging Markets Bond Fund – Initial Class will have the following change:

a.

Current Expense: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the VanEck VIP Emerging Markets Bond Fund – Initial Class is deleted and replaced with 1.13%.

II.	Effective as of June 1, 2024 for CEVUL II-V, CEVUL VI, and CEVUL Plus:

1.	The Fidelity® VIP Extended Market Index Portfolio – Initial Class will have the following change:

a.

Current Expenses: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the Fidelity® VIP Extended Market Index Portfolio – Initial Class is deleted and replaced with 0.12%.

2.	The Fidelity® VIP Index 500 Portfolio – Initial Class will have the following change:

a.	Current Expenses: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the Fidelity® VIP Index 500 Portfolio – Initial Class is deleted and replaced with 0.09%.

3.	The Fidelity® VIP International Index Portfolio – Initial Class will have the following change:

a.

Current Expenses: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the Fidelity® VIP International Index Portfolio – Initial Class is deleted and replaced with 0.16%.

4.	The Fidelity® VIP Total Market Index Portfolio – Initial Class will have the following change:

a.

Current Expenses: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the Fidelity® VIP Total Market Index Portfolio – Initial Class is deleted and replaced with 0.11%.

III.	Effective as of June 1, 2024 for CEVUL II-V and CEVUL VI:

1.

In the “FEES AND EXPENSES” table of the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY” section of the Prospectus, the listing for the Minimum total operating expenses deducted from the Eligible Portfolios (before any fee waiver or expense reimbursement during the year ended December 31, 2023) is deleted and replaced with 0.09%.

2.	In the “Annual Eligible Portfolio Expenses” table of the “TABLE OF FEES AND EXPENSES” section of the Prospectus, the listing for the Minimum is deleted and replaced with 0.09%.

IV.	Effective on or about June 30, 2024 for CEVUL II-V, CEVUL VI, and CEAVUL:

1.	Name Change: All references to Davis Value Portfolio in the Prospectuses will be deleted and replaced with Davis Equity Portfolio.

V.	Effective on or about August 12, 2024:

1.	All references to “MainStay VP Funds Trust” are deleted and replaced with “New York Life Investments VP Funds Trust”.

2.	For all MainStay Eligible Portfolios, all references to “MainStay” in the Portfolio names are deleted and replaced with “NYLI” (New York Life Investments).

3.	For CEVUL II-V, CEVUL VI, CEVUL Plus, and CEAVUL: The MainStay VP Wellington Mid Cap – Initial Class will have the following changes:

A.	Name Change: All references to MainStay VP Wellington Mid Cap – Initial Class will be deleted and replaced with NYLI VP Schroders Mid Cap Opportunities – Initial Class.

B.

Subadviser Change: All references to the Wellington Management Company LLP (“Wellington”), the current subadviser for the MainStay VP Wellington Mid Cap – Initial Class, will be deleted and replaced with Schroder Investment Management North America Inc. (“Schroders”).

C.

Current Expenses: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the NYLI VP Schroders Mid Cap Opportunities – Initial Class (formerly MainStay VP Wellington Mid Cap – Initial Class) is deleted and replaced with 0.83%. (This change does not apply to CEAVUL).

4.	For CEVUL II-V, CEVUL VI, CEVUL Plus, CEAVUL, and CSVUL: The MainStay VP Wellington U.S. Equity – Initial Class will have the following changes:

A.	Name Change: All references to MainStay VP Wellington U.S. Equity – Initial Class will be deleted and replaced with NYLI VP Dimensional U.S. Equity – Initial Class.

B.

Subadviser Change: All references to Wellington, the current subadviser for the MainStay VP Wellington U.S. Equity – Initial Class, will be deleted and replaced with Dimensional Fund Advisors LP (“DFA”).

C.

Current Expenses: In the Appendix of Eligible Portfolios Available Under the Policy, the current expense for the NYLI VP Dimensional U.S. Equity – Initial Class (formerly MainStay VP Wellington U.S. Equity – Initial Class) is deleted and replaced with 0.53%. (This change does not apply to CEAVUL and CSVUL).

VI.	Effective on or about August 28, 2024:

1.

For CEVUL II-V, CEVUL VI, CEAVUL, and CSVUL: All references to IndexIQ Advisors LLC as the subadviser of the NYLI VP S&P 500 Index Portfolio – Initial Class (formerly MainStay VP S&P 500 Index – Initial Class) will be deleted and replaced with New York Life Investment Management LLC (“New York Life Investments”).

2.

For CEVUL II-V, CEVUL VI, CEVUL Plus, and CEAVUL: All references to IndexIQ Advisors LLC as the subadviser of the NYLI VP Hedge Multi-Strategy Portfolio – Initial Class (formerly MainStay VP Hedge Multi-Strategy – Initial Class) will be deleted and replaced with New York Life Investments.

3.

For CEAVUL, the references to the IQ Hedge Multi-Strategy Index in the investment objective for the NYLI VP Hedge Multi-Strategy Portfolio will be deleted and replaced with the NYLI Hedge Multi-Strategy Index.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010